ACCRUED INTEREST RECEIVABLE	12 Months Ended
Jun. 30, 2013
ACCRUED INTEREST RECEIVABLE [Abstract]
ACCRUED INTEREST RECEIVABLE
9.	ACCRUED INTEREST RECEIVABLE

Accrued interest receivable consists of the following:

	2013	2012
	(Dollars in Thousands)

Investment and mortgage-backed securities	$1,256	$1,440
Loans receivable	115	181

Total	$1,371	$1,621